Fair Value Measurements (Narrative) (Details)	Sep. 30, 2021 item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets level 1 to Level 2 transfers | $		$ 0	$ 0
Assets level 2 to Level 1 transfers | $		0	0
Liabilities level 1 to Level 2 transfers | $		0	0
Liabilities level 2 to Level 1 transfers | $		0	$ 0
Fair value of note payable | $		$ 900,000
Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0.1415
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0.0015
Measurement Input, Entity Credit Risk [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0.08
Measurement Input, Litigation Inherent Risk [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0.06
Secured Debt [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.1441
Secured Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.0041
Secured Debt [Member] | Measurement Input, Entity Credit Risk [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.08
Secured Debt [Member] | Measurement Input, Litigation Inherent Risk [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.06